Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Equity

9 Equity

Ordinary shares

The Company was incorporated under the laws of the Cayman Islands on April 12, 2024. Our authorized share capital is US$50,000 divided into 75,000,000 Class A ordinary shares and 25,000,000 Class B ordinary shares at par value US$0.0005 per share.

For the sake of undertaking a public offering of the Company’s ordinary shares, the Company has performed a series of re-organizing transactions resulting in 11,116,470 Class A ordinary shares and 10,433,340 Class B ordinary shares outstanding that have been retroactively restated to the beginning of the first period presented.